LEASES - Schedule of net lease cost and other supplemental lease information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease cost:
Operating lease cost	$ 32,882	$ 30,395	$ 128,018	$ 121,579
Variable lease cost	14,238	14,057	70,418	55,556
Short term lease cost	83,633	58,299	344,443	57,554
Net lease cost	130,753	102,751	542,879	234,689
Cash paid for operating lease liabilities	$ (12,679)	$ (21,161)	$ (87,749)	$ (75,801)